Other Income - Schedule of Other Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Realized gains on foreign currency forward contracts	$ 2,572
Realized gains on sale of long-term investments		231,927
Unrealized gains on other long-term investments		238
Realized gains on other long-term investments		1,952
Write-down of carrying value of long-term investments		(1,582)
Other income (expense)	$ 2,572	$ 232,535